Shareholder Report, Holdings (Details)	Apr. 30, 2025
Washington Mutual Investors Fund - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
Washington Mutual Investors Fund - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Washington Mutual Investors Fund - Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
Washington Mutual Investors Fund - Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
Washington Mutual Investors Fund - Class 529-A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Washington Mutual Investors Fund - Class 529-A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Washington Mutual Investors Fund - Class 529-A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
Washington Mutual Investors Fund - Class 529-A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
Washington Mutual Investors Fund - Class 529-A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Washington Mutual Investors Fund - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
Washington Mutual Investors Fund - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Washington Mutual Investors Fund - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
Washington Mutual Investors Fund - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
Washington Mutual Investors Fund - Class 529-C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Washington Mutual Investors Fund - Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Washington Mutual Investors Fund - Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
Washington Mutual Investors Fund - Class 529-C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
Washington Mutual Investors Fund - Class 529-C | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Washington Mutual Investors Fund - Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
Washington Mutual Investors Fund - Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Washington Mutual Investors Fund - Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
Washington Mutual Investors Fund - Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
Washington Mutual Investors Fund - Class 529-E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Washington Mutual Investors Fund - Class 529-E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Washington Mutual Investors Fund - Class 529-E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
Washington Mutual Investors Fund - Class 529-E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
Washington Mutual Investors Fund - Class 529-E | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Washington Mutual Investors Fund - Class 529-F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
Washington Mutual Investors Fund - Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Washington Mutual Investors Fund - Class 529-F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
Washington Mutual Investors Fund - Class 529-F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
Washington Mutual Investors Fund - Class 529-F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Washington Mutual Investors Fund - Class 529-F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Washington Mutual Investors Fund - Class 529-F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
Washington Mutual Investors Fund - Class 529-F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
Washington Mutual Investors Fund - Class 529-F-1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Washington Mutual Investors Fund - Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
Washington Mutual Investors Fund - Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Washington Mutual Investors Fund - Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
Washington Mutual Investors Fund - Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
Washington Mutual Investors Fund - Class 529-F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Washington Mutual Investors Fund - Class 529-F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Washington Mutual Investors Fund - Class 529-F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
Washington Mutual Investors Fund - Class 529-F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
Washington Mutual Investors Fund - Class 529-F-2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Washington Mutual Investors Fund - Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
Washington Mutual Investors Fund - Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Washington Mutual Investors Fund - Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
Washington Mutual Investors Fund - Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
Washington Mutual Investors Fund - Class 529-F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Washington Mutual Investors Fund - Class 529-F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Washington Mutual Investors Fund - Class 529-F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
Washington Mutual Investors Fund - Class 529-F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
Washington Mutual Investors Fund - Class 529-F-3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Washington Mutual Investors Fund - Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
Washington Mutual Investors Fund - Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Washington Mutual Investors Fund - Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
Washington Mutual Investors Fund - Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
Washington Mutual Investors Fund - Class 529-T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Washington Mutual Investors Fund - Class 529-T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Washington Mutual Investors Fund - Class 529-T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
Washington Mutual Investors Fund - Class 529-T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
Washington Mutual Investors Fund - Class 529-T | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Washington Mutual Investors Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
Washington Mutual Investors Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Washington Mutual Investors Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
Washington Mutual Investors Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
Washington Mutual Investors Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Washington Mutual Investors Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Washington Mutual Investors Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
Washington Mutual Investors Fund - Class A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
Washington Mutual Investors Fund - Class A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Washington Mutual Investors Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
Washington Mutual Investors Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Washington Mutual Investors Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
Washington Mutual Investors Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
Washington Mutual Investors Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Washington Mutual Investors Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Washington Mutual Investors Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
Washington Mutual Investors Fund - Class C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
Washington Mutual Investors Fund - Class C | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Washington Mutual Investors Fund - Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
Washington Mutual Investors Fund - Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Washington Mutual Investors Fund - Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
Washington Mutual Investors Fund - Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
Washington Mutual Investors Fund - Class F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Washington Mutual Investors Fund - Class F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Washington Mutual Investors Fund - Class F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
Washington Mutual Investors Fund - Class F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
Washington Mutual Investors Fund - Class F-1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Washington Mutual Investors Fund - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
Washington Mutual Investors Fund - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Washington Mutual Investors Fund - Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
Washington Mutual Investors Fund - Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
Washington Mutual Investors Fund - Class F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Washington Mutual Investors Fund - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Washington Mutual Investors Fund - Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
Washington Mutual Investors Fund - Class F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
Washington Mutual Investors Fund - Class F-2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
WASHINGTON MUTUAL INVESTORS FUND Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
WASHINGTON MUTUAL INVESTORS FUND Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
WASHINGTON MUTUAL INVESTORS FUND Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
WASHINGTON MUTUAL INVESTORS FUND Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
WASHINGTON MUTUAL INVESTORS FUND Class F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
WASHINGTON MUTUAL INVESTORS FUND Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
WASHINGTON MUTUAL INVESTORS FUND Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
WASHINGTON MUTUAL INVESTORS FUND Class F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
WASHINGTON MUTUAL INVESTORS FUND Class F-3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
WASHINGTON MUTUAL INVESTORS FUND Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
WASHINGTON MUTUAL INVESTORS FUND Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
WASHINGTON MUTUAL INVESTORS FUND Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
WASHINGTON MUTUAL INVESTORS FUND Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
WASHINGTON MUTUAL INVESTORS FUND Class R-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
WASHINGTON MUTUAL INVESTORS FUND Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
WASHINGTON MUTUAL INVESTORS FUND Class R-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
WASHINGTON MUTUAL INVESTORS FUND Class R-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
WASHINGTON MUTUAL INVESTORS FUND Class R-1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
WASHINGTON MUTUAL INVESTORS FUND Class R-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
WASHINGTON MUTUAL INVESTORS FUND Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
WASHINGTON MUTUAL INVESTORS FUND Class R-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
WASHINGTON MUTUAL INVESTORS FUND Class R-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
WASHINGTON MUTUAL INVESTORS FUND Class R-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
WASHINGTON MUTUAL INVESTORS FUND Class R-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
WASHINGTON MUTUAL INVESTORS FUND Class R-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
WASHINGTON MUTUAL INVESTORS FUND Class R-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
WASHINGTON MUTUAL INVESTORS FUND Class R-2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
WASHINGTON MUTUAL INVESTORS FUND Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
WASHINGTON MUTUAL INVESTORS FUND Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
WASHINGTON MUTUAL INVESTORS FUND Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
WASHINGTON MUTUAL INVESTORS FUND Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
WASHINGTON MUTUAL INVESTORS FUND Class R-2E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
WASHINGTON MUTUAL INVESTORS FUND Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
WASHINGTON MUTUAL INVESTORS FUND Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
WASHINGTON MUTUAL INVESTORS FUND Class R-2E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
WASHINGTON MUTUAL INVESTORS FUND Class R-2E | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
WASHINGTON MUTUAL INVESTORS FUND Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
WASHINGTON MUTUAL INVESTORS FUND Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
WASHINGTON MUTUAL INVESTORS FUND Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
WASHINGTON MUTUAL INVESTORS FUND Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
WASHINGTON MUTUAL INVESTORS FUND Class R-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
WASHINGTON MUTUAL INVESTORS FUND Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
WASHINGTON MUTUAL INVESTORS FUND Class R-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
WASHINGTON MUTUAL INVESTORS FUND Class R-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
WASHINGTON MUTUAL INVESTORS FUND Class R-3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
WASHINGTON MUTUAL INVESTORS FUND Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
WASHINGTON MUTUAL INVESTORS FUND Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
WASHINGTON MUTUAL INVESTORS FUND Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
WASHINGTON MUTUAL INVESTORS FUND Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
WASHINGTON MUTUAL INVESTORS FUND Class R-4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
WASHINGTON MUTUAL INVESTORS FUND Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
WASHINGTON MUTUAL INVESTORS FUND Class R-4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
WASHINGTON MUTUAL INVESTORS FUND Class R-4 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
WASHINGTON MUTUAL INVESTORS FUND Class R-4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
WASHINGTON MUTUAL INVESTORS FUND Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
WASHINGTON MUTUAL INVESTORS FUND Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
WASHINGTON MUTUAL INVESTORS FUND Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
WASHINGTON MUTUAL INVESTORS FUND Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
WASHINGTON MUTUAL INVESTORS FUND Class R-5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
WASHINGTON MUTUAL INVESTORS FUND Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
WASHINGTON MUTUAL INVESTORS FUND Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
WASHINGTON MUTUAL INVESTORS FUND Class R-5 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
WASHINGTON MUTUAL INVESTORS FUND Class R-5 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
WASHINGTON MUTUAL INVESTORS FUND Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
WASHINGTON MUTUAL INVESTORS FUND Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
WASHINGTON MUTUAL INVESTORS FUND Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
WASHINGTON MUTUAL INVESTORS FUND Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
WASHINGTON MUTUAL INVESTORS FUND Class R-5E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
WASHINGTON MUTUAL INVESTORS FUND Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
WASHINGTON MUTUAL INVESTORS FUND Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
WASHINGTON MUTUAL INVESTORS FUND Class R-5E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
WASHINGTON MUTUAL INVESTORS FUND Class R-5E | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
WASHINGTON MUTUAL INVESTORS FUND Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
WASHINGTON MUTUAL INVESTORS FUND Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
WASHINGTON MUTUAL INVESTORS FUND Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
WASHINGTON MUTUAL INVESTORS FUND Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
WASHINGTON MUTUAL INVESTORS FUND Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
WASHINGTON MUTUAL INVESTORS FUND Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
WASHINGTON MUTUAL INVESTORS FUND Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
WASHINGTON MUTUAL INVESTORS FUND Class R6 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
WASHINGTON MUTUAL INVESTORS FUND Class R6 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
WASHINGTON MUTUAL INVESTORS FUND Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
WASHINGTON MUTUAL INVESTORS FUND Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
WASHINGTON MUTUAL INVESTORS FUND Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
WASHINGTON MUTUAL INVESTORS FUND Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
WASHINGTON MUTUAL INVESTORS FUND Class T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
WASHINGTON MUTUAL INVESTORS FUND Class T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
WASHINGTON MUTUAL INVESTORS FUND Class T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.85%
WASHINGTON MUTUAL INVESTORS FUND Class T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
WASHINGTON MUTUAL INVESTORS FUND Class T | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%